Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 458,015	$ 857,747
Trade and other receivables (note 3)	533,615	500,925
Inventories (note 4)	426,774	439,771
Prepaid expenses	58,024	38,585
Other assets (note 7)	3,893	39,346
Current assets	1,480,321	1,876,374
Non-current assets:
Property, plant and equipment (note 5)	4,411,768	4,155,283
Investment in associate (note 6)	184,249	197,083
Deferred income tax assets (note 16)	152,250	46,353
Other assets (note 7)	197,967	356,387
Non-current assets	4,946,234	4,755,106
Assets	6,426,555	6,631,480
Current liabilities:
Trade, other payables and accrued liabilities	771,867	789,200
Current maturities on long-term debt (note 8)	314,716	15,133
Current maturities on lease obligations (note 9)	120,731	108,736
Current maturities on other long-term liabilities (note 10)	94,992	29,548
Current liabilities	1,302,306	942,617
Non-current liabilities:
Long-term debt (note 8)	1,827,085	2,136,380
Lease obligations (note 9)	751,389	761,427
Other long-term liabilities (note 10)	154,918	134,603
Deferred income tax liabilities (note 16)	217,840	226,996
Non-current liabilities	2,951,232	3,259,406
Equity:
Capital stock 25,000,000 authorized preferred shares without nominal or par value Unlimited authorization of common shares without nominal or par value Issued and outstanding common shares at December 31, 2023 were 67,387,492 (2022 - 69,239,136)	391,924	401,295
Contributed surplus	1,838	1,904
Retained earnings	1,514,264	1,466,872
Accumulated other comprehensive income	22,901	241,942
Shareholders’ equity	1,930,927	2,112,013
Non-controlling interests	242,090	317,444
Total equity	2,173,017	2,429,457
Equity and liabilities	$ 6,426,555	$ 6,631,480